Gains (losses) from operating activities in the statement of income, included according to their nature (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Interest expense from bank borrowings and overdrafts		$ (2,133)	$ (1,707)	$ (2,797)
Interest expense from bonds		(72,984)	(55,887)	(87,030)
Interest expense from loans		(2,682)	(3,093)	(1,598)
Capitalized interest expenses		7,841	5,021	8,462
Financial expenses related to rehabilitation provisions		(4,417)	(960)	2,947
Interest on lease agreement	$ (1,133)	(1,535)	0
Other finance costs		(1,029)	(1,181)	(1,050)
Total		$ (76,939)	$ (57,807)	$ (82,199)